3: Calvert

Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert Income Fund

Table

of

Contents

President's Letter

1

Portfolio

Manager Remarks

2

Report of Independent Public Accountants

4

Schedule

of Investments

5

Statement

of Assets and Liabilities

9

Statement

of Operations

10

Statements

of Changes in

Net Assets

11

Notes to

Financial Statements

13

Financial Highlights

17

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Greg Habeeb

of Calvert Asset Management Company

How did the Fund perform relative to its peer group?

The Income Fund's Class A shares returned 13.31% for the 12 months ended September 30, 2001, outperforming the Lipper Corporate Debt Funds BBB-Rated Average of 10.01% and the Lehman Aggregate Bond Index of 12.95%. The Income Fund has continued to outperform its benchmarks over the 3- and 5-year periods.

What were the driving forces in the credit markets?

The credit markets in 2001 have continued to be characterized by extreme spread volatility in an environment of a consolidating economy and a weak stock market. Spreads widened significantly in the fourth quarter of 2000. There was a remarkable spread rally in the first half of 2001 in spite of large corporate bond issuance and a volatile and weakening stock market. Spreads weakened in the third quarter of 2001, culminating in a significant breakdown following the September 11th World Trade Center catastrophe.

What was your strategy?

We have varied our credit exposure to reflect the changing environment and market levels. At the end of 2000, with corporate spreads at near all-time wide levels, we increased our exposure to the corporate sector. By July 2001, after a significant rally in the corporate sector, we sold corporates and bought mortgages and agencies. We tried to be defensive by upgrading the credit quality of the Portfolio, raising it from a BBB average to a

Portfolio Statistics

September 30, 2001

Investment Performance

...........................................6 Months.........................12 Months

.............................................ended................................ended

...........................................9/30/01...............................9/30/01

Class A.................................5.21%..............................13.31%

Class B.................................4.78%..............................12.38%

Class C.................................4.71%..............................12.09%

Class I..................................5.38%..............................13.81%

Lehman Aggregate

Bond Index TR.....................5.20%..............................12.95%

Lipper Corporate Debt

Funds BBB-Rated Avg..........3.47%..............................10.01%

Maturity Schedule

...............................................Weighted Average

..........................................9/30/01................9/30/00

.........................................16 years...............19 years

SEC Yields

...............................................30 days ended

..........................................9/30/01..............9/30/00

Class A..............................7.02%..................8.25%

Class B..............................6.52%..................7.47%

Class C..............................6.38%.....................73%

Class I...............................7.80%...................9.30%

Investment performance does not reflect the

deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

................................Class A Shares

One year..........................9.12%

Five year..........................9.38%

Ten year..........................8.34%

Since inception.................9.79%

(10/12/82)

................................Class B Shares

One year..........................8.45%

Since inception..................7.60%

(8/1/99)

................................Class C Shares

One year........................11.15%

Since inception................11.85%

(8/1/00)

.................................Class I Shares

One year.......................13.81%

Since inception..............10.08%

(3/1/99)

AA- average. Our strategy worked perfectly through September 10th, 2001. Unfortunately, after this date a few sectors of the corporate market, to which we were exposed, weakened dramatically. This included some airline bonds, certain insurance companies, and travel businesses. Notwithstanding these setbacks, we significantly outperformed our benchmarks for the year.

What should investors expect in the coming months?

With a heightened possibility of a recession and the United States in the midst of its war on terrorism, we expect the credit markets to continue to be soft in spots and to be exceedingly volatile. We will continue to be defensive and maintain a high average credit rating.

October 26, 2001

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. Past performance is no guarantee of future results.

Report of Independent Public Accountants

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Income Fund, (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000 for the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Income Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Schedule of Investments

September 30, 2001

...........................................................................................................Principal

Debt Securities - 100.2%...................................................................Amount..................................Value

Corporate Bonds - 65.8%

Abbey National Capital, 8.963%, 12/29/49....................................$5,000,000..........................$5,633,450

Aetna, Inc., 7.375%, 3/1/06............................................................6,465,000............................6,563,591

AIG SunAmerica Global Financing VII, 5.85%, 8/1/08..........................7,000,000............................7,113,190

Allstate Financial Global Funding LLC, 6.50%, 6/14/11.......................6,000,000..........................16,216,160

American Airlines Inc.:

.................6.978% 4/1/11.............................................................7,000,000............................7,018,060

.................7.858% 10/1/11...........................................................5,000,000............................5,049,450

AT&T Canada, Inc.:

.................7.625%, 3/15/05..........................................................6,000,000............................3,180,000

.................7.65%, 9/15/06...........................................................22,500,000..........................11,925,000

Atlantic Mutual Insurance Co., 8.15%, 2/15/28................................25,100,000..........................15,631,778

Autopista del Maipo Sociedad, 7.373%, 6/15/22.............................15,000,000..........................15,474,549

BCI U.S. Funding Trust, 8.01%, 2/29/49.........................................16,815,000..........................17,639,961

Bombardier Capital Mortgage Securitization Corp.,

.................8.29%, 6/15/30............................................................5,000,000.............................5,363,772

Burlington Northern Santa Fe Corp., 6.70%, 8/1/28...........................2,730,000.............................2,535,760

Cendant Corp., 6.875%, 8/15/06..................................................36,640,000...........................34,585,595

Conseco Financing Trust II:

.................8.70%, 11/15/26........................................................14,400,000.............................7,704,000

.................8.796%, 4/1/27..........................................................26,540,000...........................14,198,900

Conseco, Inc., 8.75%, 2/9/04........................................................14,055,000...........................11,525,100

Continental Airlines, Inc.:

.................8.048%, 11/1/20..........................................................6,808,023.............................7,158,568

.................7.707%, 4/2/21............................................................5,000,000.............................5,129,850

Covad Communications Group, Inc., 12.00%, 2/15/10 #....................3,500,000................................560,000

CSX Corp., 7.95%, 5/1/27...............................................................5,429,000.............................5,842,907

Daimler-Benz North America Corp., 6.00%, 4/8/02...........................4,207,000.............................4,246,647

Delta Air Lines, Inc.:

.................7.57%, 11/18/10.........................................................16,200,000...........................16,186,230

.................5.869%, 3/18/11...........................................................7,500,000.............................7,491,825

.................6.361%, 3/18/13...........................................................7,500,000.............................7,333,275

Devon Energy Corp., 7.875%, 9/30/31...........................................40,000,000...........................39,912,000

Dime Bancorp., Inc., 9.00%, 12/19/02.................................................980,000.............................1,037,320

EOP Operating LP, 7.875%, 7/15/31.................................................5,000,000.............................4,946,750

Evangelical Lutheran Good Samaritan Fund,

.................6.78%, 11/1/05,............................................................2,000,000..............................2,124,518

FedEx Corp., 7.65%, 1/15/14..........................................................2,454,247..............................2,373,674

Fidelity National Financial, Inc., 7.30%, 8/15/11................................7,000,000..............................7,057,960

Finova Group, Inc., 7.50%, 11/15/09 √................................37,325,500............................14,930,200

First Massachusetts Bank NA, 7.625%, 6/15/11.................................1,500,000..............................1,587,750

First Republic Bank, 7.75%, 9/15/12...............................................16,220,000...........................15,384,832

Ford Motor Credit Co.:

.................8.20%, 2/15/02..............................................................6,816,000.............................6,920,694

.................6.50%, 2/28/02..............................................................6,000,000.............................6,064,200

...........................................................................................................Principal

Debt Securities - Cont'd.....................................................................Amount................................Value

General Motors Acceptance Corp.:

.................5.35%, 12/7/01..............................................................$1,000,000..........................$1,004,570

.................6.625%, 1/10/02............................................................13,500,000..........................13,631,220

.................5.91%, 3/11/02..............................................................11,405,000..........................11,541,290

.................7.75%, 3/25/02................................................................2,120,000............................2,162,739

Greater Valley Medical Building Partnership LP, 6.86%, 3/1/21...............3,200,000............................3,349,056

Greenpoint Bank, 9.25%, 10/1/10......................................................10,600,000..........................11,417,048

Greenpoint Capital Trust I, 9.10%, 6/1/27.............................................3,500,000...........................3,435,425

Health Care Services Corp., 7.75%, 6/15/11..........................................8,500,000...........................8,596,815

Interpool Capital Trust, 9.875%, 2/15/27............................................17,955,000.........................13,107,150

Interpool, Inc.:

.................7.20%, 8/1/07.................................................................12,230,000..........................10,517,800

.................7.35%, 8/1/07.................................................................12,790,000..........................10,871,500

JET Equipment Trust, 9.71%, 2/15/15..................................................6,260,000............................5,947,626

KeyCorp Capital Trust II, 6.875%, 3/17/29............................................7,060,000............................6,321,185

Liberty Mutual Insurance Co., 7.697%, 10/15/2097.............................38,260,000..........................31,169,657

Lumbermens Mutual Casualty Co.:

.................9.15%, 7/1/26...................................................................7,750,000.............................7,204,439

.................8.30%, 12/1/37...............................................................19,820,000...........................16,713,810

.................8.45%, 12/1/97.................................................................5,000,000.............................4,035,150

Markel Capital Trust I, 8.71%, 1/1/46.................................................11,515,000.............................9,063,226

Mercury General Corp., 7.25%, 8/15/11...............................................4,500,000............................4,568,850

Norfolk Southern Corp., 7.80%, 5/15/27...............................................8,170,000............................8,691,246

Northwest Airlines, Inc.:

.................7.626%, 4/1/10...............................................................10,000,000.............................9,654,500

.................6.841%, 4/1/11...............................................................10,500,000...........................10,118,430

.................7.691%, 4/1/17.................................................................5,000,000.............................4,915,150

Pennzoil - Quaker State Co., 9.40%, 12/1/02......................................29,200,000..........................30,198,640

Postal Square LP MFH Revenue, 8.95%, 6/15/22....................................8,158,770...........................10,405,777

RenaissanceRe Holdings Ltd., 7.00%, 7/15/08.....................................11,500,000...........................11,889,321

Residential Asset Security Corp., 7.59%, 12/25/28.................................3,750,000.............................4,016,580

Riggs Capital Trust, 8.625%, 12/31/26...............................................15,005,000...........................11,101,749

Riggs Capital Trust II, 8.875%, 3/15/27.................................................3,270,000.............................2,483,369

Sabre Holdings Corp., 7.35%, 8/1/11..................................................10,000,000.............................8,598,700

Sovereign Bank, 12.18%, 6/30/20.......................................................21,600,923...........................25,607,974

TIERS Trust, 7.697%, 10/15/2097......................................................13,500,000.............................1,436,633

Toll Road Investment Partnership II, Discount Notes:

.................2/15/03..........................................................................9,800,000..............................9,241,371

.................2/15/05..........................................................................3,000,000..............................2,511,537

.................2/15/08........................................................................19,100,000............................13,121,261

.................2/15/10........................................................................10,100,000..............................5,878,826

.................2/15/13........................................................................17,000,000..............................8,022,538

Union Pacific Corp.:

.................5.75%, 10/15/07...........................................................10,000,000..............................9,974,800

.................9.90%, 6/1/10.................................................................2,800,000..............................3,417,400

United Airlines, 6.932%, 9/1/11.........................................................7,000,000..............................6,275,430

Worldcom, Inc. - Worldcom Group, 8.25%, 5/15/31..........................20,000,000............................19,655,000

Xerox Corp., 6.25%, 11/15/26..........................................................3,500,000..............................3,045,000

XL America, 6.58%, 4/12/11...........................................................14,000,000............................13,580,000

.................Total Corporate Bonds (Cost $770,578,641)...............................................................752,147,304

............................................................................................................Principal

Debt Securities - Cont'd......................................................................Amount.................................Value

Mortgage Securities - 9.3%

Fannie Mae:

.................6.00%, 8/1/16................................................................$14,930,692..........................$15,177,944

.................6.00%, 4/1/31..................................................................27,312,472............................27,210,050

.................6.00%, 5/1/31..................................................................26,860,350............................26,759,624

.................6.00%, 9/1/31..................................................................37,500,000............................37,386,950

Ginnie Mae, 11.00%, 10/15/15.....................................................................942.......................................1,064

.................Total Mortgage Securities (Cost $104,235,773)................................................................106,535,632

...................................................

Taxable Municipal Bonds - 5.1%.................

California Pollution Control Financing Authority IDA Revenue

.................VRDN, 3.10%, 7/1/06.......................................................1,305,000..............................1,305,000

California Statewide Communities Development Authority MFH

.................Revenue VRDN, 3.00%, 12/15/32......................................1,000,000..............................1,000,000

Columbus Georgia Development Authority Revenue VRDN,

.................3.20%, 12/1/19.................................................................4,000,000..............................4,000,000

Connecticut State Housing Finance Authority Revenue VRDN,

.................2.90%, 11/15/16.............................................................10,795,000............................10,795,000

Illinois State Housing Development Authority Revenue VRDN,

.................3.05%, 12/1/21................................................................5,000,000..............................5,000,000

Indiana State Development Finance Authority Revenue VRDN,

.................3.75%, 9/1/16..................................................................4,100,000............................14,100,000

Mississippi State Business Financial Corp VRDN:

.................2.90%, 6/1/10..................................................................3,060,000..............................3,060,000

.................3.10%, 6/1/20..................................................................1,200,000..............................1,200,000

Philadelphia Pennsylvania IDA Revenue Bonds, 6.488%, 6/15/04....2,317,275.....................................2,446,927

Southeast Alabama Gas Distribution Revenue VRDN,

.................2.80%, 6/1/25..................................................................5,000,000..............................5,000,000

Texas State Veterans Assistance GO VRDN, 3.05%, 12/1/29...............10,000,000............................10,000,000

.................Total Taxable Municipal Bonds (Cost $57,734,224).........................................................57,906,927

Taxable Variable Rate Demand Notes - 4.1%

American Healthcare Funding LLC, 3.15%, 3/1/29................................3,750,000.............................3,750,000

Brownsburg Christian Church, 2.76%, 12/1/26.....................................6,270,000.............................6,269,940

Brumfield Properties Inc., 2.80%, 11/1/25...........................................3,000,000.............................3,000,000

Capital One Funding Corp., 3.00%, 10/2/17.........................................3,171,000.............................3,171,000

Cotswold Village Associates, LLC, 2.80%, 6/1/31..................................3,470,000..............................3,470,000

Galliano Marine Service, Inc., 2.90%, 8/1/10........................................3,780,000..............................3,780,000

Glacier 600 Revenue, 3.15%, 11/1/16................................................4,375,000..............................4,375,000

Liliha Parking Co. LP Revenue, 3.25%, 8/1/24......................................3,400,000..............................3,400,000

Riderwood Village, Inc., 3.95%, 7/1/31...............................................6,100,000..............................6,100,000

Spencer Co's., Inc, 2.714%, 2/1/21.....................................................6,000,000..............................6,000,000

Stow-Glen Properties LLC, 2.81%, 11/1/19..........................................3,290,000..............................3,290,000

.................Taxable Variable Rate Demand Notes (Cost $46,605,940)...............................................46,605,940

.................

............................................................................................................Principal

Debt Securities - Cont'd.....................................................................Amount................................Value

U.S. Government Agencies and Instrumentalities - 9.2%

Fannie Mae, 6.25%, 2/1/11.............................................................$49,800,000..........................$52,340,796

Federal Home Loan Bank Discount Notes, 1.95%, 10/19/01................50,000,000............................49,951,250

Kingdom of Jordan, Guaranteed by the United States Agency

.................For International Development, 8.75%, 9/1/19....................1,859,683..............................2,260,445

.................Total U.S. Government Agencies and Instrumentalities

.................(Cost $102,858,096)...................................................................................................104,552,491

U.S. Treasury - 1.5%.................

U.S. Treasury Bonds:

.................5.00%, 8/15/11................................................................11,280,000............................11,652,240

.................6.25%, 5/15/30..................................................................5,575,000..............................6,210,717

..................................Total U.S. Treasury (Cost $17,807,304)...........................................................17,862,957

Repurchase Agreement - 5.2%

State Street Bank, 3.10%, dated 9/28/01, due 10/1/01

.................(Repurchase proceeds $59,915,474)

.................(Collateral: $61,564,417, FHLB, 7.625%, 5/14/10)..............59,900,000............................59,900,000

.................Total Repurchase Agreements (Cost $59,900,000).............................................................59,900,000

Equity Securities - 0.5%...........................................................................Shares

Preferred Stocks - 0.5%

First Republic Capital Corp, 10.50%........................................................6,000..............................5,595,000

.................Total Preferred Stocks (Cost $5,595,000).....................................................................5,595,000

.................TOTAL INVESTMENTS (Cost $1,165,314,978) - 100.7%.........................................1,151,106,251

.................Other assets and liabilities, net - (0.7%).......................................................................(8,358,469)

..................................Net Assets - 100%.............................................................................$1,142,747,782

√ The Finova Group, Inc. including Finova Capital Corporation, voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on March 7, 2001. As a part of the approved "Plan of Reorganization", $4,225,500 par of these Senior Notes were issued to the Income Fund, representing 30% of the original debt. The remaining 70% of the original debt was settled in cash. The Advisor made additional purchases of this security that were not part of the Plan of Reorganization.

# Covad Communications Group, Inc. voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on August 11, 2001. Negotiations for settlement of this debt are in progress.

Abbreviations:

FHLB: Federal Home Loan Bank.................

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2001

Assets.................................................................................................................................................Value

Investments in securities, at value - see accompanying schedule............................................$1,151,106,251

Cash..........................................................................................................................................3,888,464

Receivable for securities sold...................................................................................................120,167,185

Receivable for shares sold.........................................................................................................14,381,279

Interest and dividends receivable...............................................................................................16,505,577

Other assets....................................................................................................................................20,503

.................Total assets........................................................................................................1,306,069,259

Liabilities

Payable for securities purchased...............................................................................................158,935,770

Payable for shares redeemed.......................................................................................................3,072,725

Payable to Calvert Asset Management Co., Inc...................................................................................486,826

Payable to Calvert Administrative Services Company..........................................................................271,890

Payable to Calvert Shareholder Services, Inc........................................................................................17,864

Payable to Calvert Distributors, Inc...................................................................................................253,002

Accrued expenses and other liabilities..............................................................................................283,400

.................Total liabilities..........................................................................................................163,321,477

..................................Net Assets.........................................................................................$1,142,747,782

Net Assets Consist of:

Paid in capital applicable to the following shares of beneficial interest,

.................unlimited number of no par shares authorized:

.................Class A: 54,104,686 shares outstanding...................................................................$921,688,792

.................Class B: 8,275,779 shares outstanding.......................................................................142,579,595

.................Class C: 2,186,323 shares outstanding.........................................................................38,151,716

.................Class I: 819,474 shares outstanding..............................................................................13,831,165

Undistributed net investment income......................................................................................................73,015

Accumulated net realized gain (loss) on investments.........................................................................40,632,226

Net unrealized appreciation (depreciation) on investments...............................................................(14,208,727)

.................Net Assets.............................................................................................................$1,142,747,782

Net Asset Value Per Share

Class A (based on net assets $945,671,105)........................................................................................$17.48

Class B (based on net assets $144,580,288)........................................................................................$17.47

Class C (based on net assets $38,185,284)..........................................................................................$17.47

Class I (based on net assets $14,311,105)...........................................................................................$17.46

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2001

Net Investment Income

Investment Income:

.................Interest income...........................................................................................................$55,270,069

.................Dividend income................................................................................................................666,967

..................................Total investment income..............................................................................55,937,036

Expenses:

.................Investment advisory fee..................................................................................................2,894,809

.................Administrative fees.........................................................................................................2,146,719

.................Transfer agency fees and expenses.................................................................................1,069,934

.................Distribution plan expenses:

..................................Class A............................................................................................................949,638

..................................Class B............................................................................................................671,125

..................................Class C............................................................................................................113,038

.................Trustees' fees and expenses................................................................................................74,264

.................Custodian fees...................................................................................................................194,308

.................Registration fees................................................................................................................234,904

.................Reports to shareholders.....................................................................................................123,025

.................Professional fees.................................................................................................................24,182

.................Accounting fees...................................................................................................................87,125

.................Miscellaneous......................................................................................................................17,629

..................................Total expenses..............................................................................................8,600,700

..................................Fees paid indirectly.........................................................................................(153,352)

...................................................Net expenses...............................................................................8,447,348

...................................................Net Investment Income................................................................47,489,688

Realized and Unrealized Gain (Loss) on Investments

Net realized gain...........................................................................................................................44,797,689

Change in unrealized appreciation (depreciation)............................................................................(11,788,061)

.................Net Realized and Unrealized Gain (Loss) on Investments..................................................33,009,628

.................Increase (Decrease) in Net Assets Resulting From Operation...........................................$80,499,316

See notes to financial statements.

Statements of Changes in Net Assets

.........................................................................................................Year Ended.......................Year Ended

...........................................................................................................September 30,.................September 30,

Increase (Decrease) in Net Assets...........................................................2001..................................2000

Operations:

.................Net investment income..................................................$47,489,688.........................$18,755,291

.................Net realized gain (loss)....................................................44,797,689.............................1,325,389

.................Change in unrealized appreciation (depreciation)..............(11,788,061)..........................(1,399,212)

.................Increase (Decrease) in Net Assets

.................Resulting From Operations..............................................80,499,316............................18,681,468

.................

Distributions to shareholders from

Net investment income:

.................Class A Shares.................................................................(41,997,231)......................(17,197,525)

.................Class B Shares...................................................................(3,931,804)............................(838,374)

.................Class C Shares.....................................................................(638,334)................................(8,271)

.................Class I Shares......................................................................(882,753).............................(682,364)

Net realized gain:

.................Class A Shares..................................................................(4,697,323).........................(1,859,283)

.................Class B Shares.....................................................................(382,867)..............................(64,644)

.................Class C Shares.......................................................................(25,170)......................................-

.................Class I Shares.......................................................................(137,012)..............................(97,419)

.................Total distributions............................................................(52,692,494).......................(20,747,880)

Capital share transactions:

Shares sold:

.................Class A Shares.................................................................651,439,803.......................413,528,480

.................Class B Shares.................................................................113,056,140..........................30,363,169

.................Class C Shares...................................................................37,936,799............................1,172,583

.................Class I Shares......................................................................8,123,584............................9,765,596

Reinvestment of distributions:

.................Class A Shares...................................................................36,683,924.........................15,354,511

.................Class B Shares.....................................................................2,956,551...............................718,786

.................Class C Shares........................................................................413,166...................................4,360

.................Class I Shares......................................................................1,006,468...............................778,783

Shares redeemed:

.................Class A Shares...............................................................(210,519,099)......................(75,849,643)

.................Class B Shares...................................................................(5,014,483)...........................(726,250)

.................Class C Shares...................................................................(1,374,492)..................................(700)

.................Class I Shares....................................................................(9,255,139).........................(2,991,974)

.................Total capital share transactions........................................625,453,222.........................392,117,701

.................

Total Increase (Decrease) in Net Assets.............................................653,260,044.........................390,051,289

.................

Net Assets

Beginning of year............................................................................489,487,738............................99,436,449

End of year (including undistributed net investment

income (loss) of $73,015 and $47,644, respectively.)....................$1,142,747,782......................$489,487,738

.................

See notes to financial statements.

Statements of Changes in Net Assets

...........................................................................................................Year Ended......................Year Ended

..........................................................................................................September 30,..................September 30,

Capital Share Activity.............................................................................2001...................................2000

..................................

Shares sold:

.................Class A Shares..............................................................37,655,888..............................24,839,614

.................Class B Shares................................................................6,493,299................................1,827,647

.................Class C Shares................................................................2,170,687.....................................70,503

.................Class I Shares....................................................................463,044....................................594,146

.................

Reinvestment of distributions:

.................Class A Shares...............................................................2,161,949....................................926,251

.................Class B Shares..................................................................173,526.......................................43,454

.................Class C Shares....................................................................23,791............................................262

.................Class I Shares.....................................................................60,177.......................................46,907

Shares redeemed:

.................Class A Shares..........................................................(12,284,903)...............................(4,565,615)

.................Class B Shares...............................................................(290,484)....................................(43,838)

.................Class C Shares.................................................................(78,878)...........................................(42)

.................Class I Shares................................................................(542,634)...................................(179,846)

.................

Total capital share activity...........................................................36,005,462.................................23,559,443

.................

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of..40% of the Fund's average daily net assets.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of..30% and Class I shares pay an annual rate of..10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Portfolios to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed..50%, 1.0% and 1.0% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.

The Distributor received $480,261 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2001.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $135,683 for the year ended September 30, 2001. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term and U.S. government securities, were $17,092,540,827 and $16,585,284,422, respectively.

The cost of investments owned at September 30, 2001 for federal income tax purposes was $1,171,715,339. Net unrealized depreciation aggregated $20,609,088, of which $19,821,999 related to appreciated securities and $40,431,087 related to depreciated securities.

As a cash management practice, the Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. For the year ended September 30, 2001, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities of $15,706. These purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were $462,706,152 and $342,607,063, respectively.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500, Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus..50% per annum. A commitment fee of..10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

...................................................................Weighted....................Month of

..................Average..............Average...........Maximum....................Maximum

..................Daily...................Interest............Amount.......................Amount

..................Balance...............Rate................Borrowed....................Borrowed

................$1,114,134.............6.19%............$24,346,100...............July 2001

Financial Highlights

...............................................................................................................................Years Ended

...........................................................................................................September 30,.................September 30,

Class A Shares.........................................................................................2001.................................2000

Net asset value, beginning.................................................................$16.66.........................................$17.08

Income from investment operations

.................Net investment income.........................................................1.14.............................................1.15

.................Net realized and unrealized gain (loss).....................................98.............................................(.16)

..................................Total from investment operations.........................2.12...............................................99

Distributions from

.................Net investment income.......................................................(1.14)..........................................(1.16)

.................Net realized gain.................................................................(.16).............................................(.25)

..................................Total distributions.............................................(1.30)..........................................(1.41)

Total increase (decrease) in net asset value...............................................82.............................................(.42)

Net asset value, ending.....................................................................$17.48..........................................$16.66

Total return*....................................................................................13.31%...........................................6.11%

.................

Ratios to average net assets:

.................Net investment income......................................................6.66%...........................................7.47%

.................Total expenses.................................................................1.10%...........................................1.20%

.................Expenses before offsets....................................................1.10%...........................................1.20%

.................Net expenses...................................................................1.08%...........................................1.17%

Portfolio turnover.............................................................................2,645%.........................................3,264%

Net assets, ending (in thousands)................................................$945,671.......................................$442,709

.......................................................................................................................Years Ended

...........................................................................................September 30,.....September 30,.....September 30

Class A Shares.........................................................................1999....................1998....................1997

Net asset value, beginning.........................................................$17.17..................$17.20....................$16.47

Income from investment operations

.................Net investment income..................................................99......................1.02........................1.02

.................Net realized and unrealized gain (loss)...........................74.........................61...........................74

.................Total from investment operations................................1.73......................1.63........................1.76

Distributions from

.................Net investment income................................................(.99)...................(1.01)......................(1.02)

.................In excess of net realized gain........................................-..........................-............................(.01)

.................Net realized gain........................................................(.83).....................(.65)...........................-

..................................Total distributions....................................(1.82)...................(1.66)......................(1.03)

Total increase (decrease) in net asset value...................................(.09).....................(.03)...........................73

Net asset value, ending...........................................................$17.08.................$17.17.....................$17.20

Total return*............................................................................10.68%..................9.92%....................11.03%

Ratios to average net assets:

.................Net investment income............................................6.01%...................5.96%........................6.04%

.................Total expenses.......................................................1.32%...................1.43%.......................1.33%

.................Expenses before offsets..........................................1.32%...................1.43%.......................1.33%

.................Net expenses.........................................................1.23%...................1.36%.......................1.26%

Portfolio turnover...................................................................3,454%................3,461%.......................2,961%

Net assets, ending (in thousands)..........................................$91,764................$41,607..................$39,302

Financial Highlights

...................................................................................................................Periods Ended

..........................................................................................September 30,......September 30,.....September 30,

Class B Shares.........................................................................2001.....................2000....................1999

Net asset value, beginning.........................................................$16.66...................$17.06...................$17.02

Income from investment operations

.................Net investment income................................................1.00...........................97..........................13

.................Net realized and unrealized gain (loss)...........................98.........................(.17).........................05

..................................Total from investment operations...............1.98............................80........................18

Distributions from

.................Net investment income..............................................(1.01)..........................(.95)........................(.14)

.................Net realized gain........................................................(.16)..........................(.25)...........................-

..................................Total distributions....................................(1.17)........................(1.20)........................(.14)

Total increase (decrease) in net asset value......................................81..........................(.40)...........................04

Net asset value, ending............................................................$17.47.....................$16.66.....................$17.06

Total return*.............................................................................12.38%......................4.95%.......................1.06%

Ratios to average net assets:

.................Net investment income...............................................5.74%......................6.75%...................5.00% (a)

.................Total expenses..........................................................1.93%......................2.15%...................3.74% (a)

.................Expenses before offsets.............................................1.93%......................2.15%...................2.98% (a)

.................Net expenses............................................................1.91%......................2.12%...................2.91% (a)

Portfolio turnover......................................................................2,645%...................3,264%.......................3,454%

Net assets, ending (in thousands).........................................$144,580..................$31,646.......................$1,231

.............................................................................................................................Periods Ended

...........................................................................................................September 30,.................September 30,

Class C Shares...........................................................................................2001..............................2000

Net asset value, beginning.................................................................. $16.67......................................$16.59

Income from investment operations

.................Net investment income............................................................98.............................................15

.................Net realized and unrealized gain (loss)....................................95..............................................11

..................................Total from investment operations.........................1.93............................................26

Distributions from

.................Net investment income.........................................................(.97)..........................................(.18)

.................Net realized gain.................................................................(.16)..............................................-

..................................Total distributions.............................................(1.13)..........................................(.18)

Total increase (decrease) in net asset value...............................................80.............................................08

Net asset value, ending.....................................................................$17.47......................................$16.67

Total return*.....................................................................................12.09%.......................................1.58%

Ratios to average net assets:

.................Net investment income......................................................5.32%....................................7.42% (a)

.................Total expenses.................................................................2.09%...................................2.16% (a)

.................Expenses before offsets....................................................2.09%....................................2.16% (a)

.................Net expenses...................................................................2.06%...................................2.13% (a)

Portfolio turnover.............................................................................2,645%......................................3,264%

Net assets, ending (in thousands).................................................$38,185........................................$1,179

Financial Highlights

..................................Periods Ended

..........................................................................................September 30,......September 30,.....September 30,

Class I Shares.........................................................................2001......................2000.....................1999

Net asset value, beginning......................................................$16.63..................$17.06....................$16.73

Income from investment operations

.................Net investment income.............................................1.22......................1.26...........................63

.................Net realized and unrealized gain (loss)........................97.......................(.21)...........................34

..................................Total from investment operations...........2.19.......................1.05............................97

Distributions from

.................Net investment income..........................................(1.20).....................(1.23)........................(.64)

.................Net realized gain....................................................(.16).......................(.25).............................-

..................................Total distributions................................(1.36).....................(1.48).........................(.64)

Total increase (decrease) in net asset value..................................83........................(.43)...........................33

Net asset value, ending........................................................$17.46....................$16.63....................$17.06

Total return*.........................................................................13.81%.....................6.48%.....................5.83%

Ratios to average net assets:

.................Net investment income..........................................7.40%......................7.78%..................6.37% (a)

.................Total expenses........................................................68%.........................82%..................1.07% (a)

.................Expenses before offsets...........................................68%.........................75%.....................81% (a)

.................Net expenses..........................................................66%.........................72%.....................72% (a)

Portfolio turnover...................................................................2,645%....................3,264%...................3,454%

Net assets, ending (in thousands)........................................$14,311....................$13,954..................$6,442

(a)..Annualized

*...Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^...From August 1, 1999, inception.

^^ From August 1, 2000, inception.

^^^ From March 1, 1999 inception.

See notes to financial statements.

Calvert

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Calvert Group

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Kansas City, MO 64105

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Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

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